Related Party Disclosures - Additional Information (Detail) - RUB (₽) ₽ in Millions		12 Months Ended
	Sep. 29, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Purchases of energy and electricity		₽ 1,308	₽ 1,265	₽ 692
Short term employee benefits		637	602	₽ 592
Share based payments		0
Number of shares purchased	6,419,753
Purchase of own ordinary shares	₽ 517
Current lease liabilities		7,526	7,535
Non-current lease liabilities		3,886	3,958
Financial and other assets		2,329
Controlling shareholders and entities under control of the Group's controlling shareholders [member]
Disclosure of transactions between related parties [line items]
Amounts receivables		24,391	24,391
Cash balance at bank		15,362	382
Trade and other payables		214	1,088
Current lease liabilities		55	76
Non-current lease liabilities		₽ 236	₽ 421